Shareholders’ Equity - Schedule of Shares Issued and Outstanding (Details) - shares	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024
2025 Equity Incentive Plan [Member]
Schedule of Shares Issued and Outstanding [Line Items]
Outstanding, beginning of year	60,000,000	60,000,000
IPO	2,400,000
RSU settlements and consulting share award	120,000
Option exercises	9,048
Outstanding, end of year	62,529,048	60,000,000	60,000,000
Class A
Schedule of Shares Issued and Outstanding [Line Items]
Outstanding, beginning of year	48,000,000
Outstanding, end of year	50,529,048	48,000,000
Class A | 2025 Equity Incentive Plan [Member]
Schedule of Shares Issued and Outstanding [Line Items]
Outstanding, beginning of year	48,000,000	48,000,000	48,000,000
Outstanding, end of year	50,529,048	48,000,000	48,000,000
Class B
Schedule of Shares Issued and Outstanding [Line Items]
Outstanding, beginning of year	12,000,000
Outstanding, end of year	12,000,000	12,000,000
Class B | 2025 Equity Incentive Plan [Member]
Schedule of Shares Issued and Outstanding [Line Items]
Outstanding, beginning of year	12,000,000	12,000,000
Outstanding, end of year	12,000,000	12,000,000	12,000,000